Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For the leases the Company recognized, on a straight-line basis over the lease term, lease expense of $16 million and $17 million and for the year ended December 31, 2020 and 2019, respectively.
For the year ended December 31, 2020 and 2019, the Company incurred operating lease expenses of $148 million and $162 million, respectively.
At December 31, 2020 and 2019, the Company has recorded approximately $454 million and $450 million of a right-of-use asset, respectively, and $453 million and $449 million of lease liability included in Other Assets and Other Liabilities, respectively. At December 31, 2020 and 2019 the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.6 years and 3.0%, and 6.9 years and 3.4%, respectively.
During the year ended December 31, 2020 and 2019, leased assets obtained in exchange for operating lease obligations were $131 million and $117 million, respectively. During the year ended December 31, 2020 and 2019, operating cash outflow for amounts included in the measurement of operating lease obligations was $148 million and $162 million, respectively.

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases	($ million)
2021	$133
2022	98
2023	69
2024	51
2025	39
2026 and thereafter	108
Total future minimum lease payments	$498
Less: Interest	(45)
Total	$453
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2020, and 2019 is as follows:

	2020	2019
	(in millions)
Equipment on operating leases	$2,442	$2,212
Accumulated depreciation	(464)	(355)
Net equipment on operating leases	$1,978	$1,857
Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $266 million, $250 million and $256 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$272
2022	173
2023	90
2024	34
2025	12
2026 and thereafter	1
Total undiscounted lease payments	$582

Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For the leases the Company recognized, on a straight-line basis over the lease term, lease expense of $16 million and $17 million and for the year ended December 31, 2020 and 2019, respectively.
For the year ended December 31, 2020 and 2019, the Company incurred operating lease expenses of $148 million and $162 million, respectively.
At December 31, 2020 and 2019, the Company has recorded approximately $454 million and $450 million of a right-of-use asset, respectively, and $453 million and $449 million of lease liability included in Other Assets and Other Liabilities, respectively. At December 31, 2020 and 2019 the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.6 years and 3.0%, and 6.9 years and 3.4%, respectively.
During the year ended December 31, 2020 and 2019, leased assets obtained in exchange for operating lease obligations were $131 million and $117 million, respectively. During the year ended December 31, 2020 and 2019, operating cash outflow for amounts included in the measurement of operating lease obligations was $148 million and $162 million, respectively.

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases	($ million)
2021	$133
2022	98
2023	69
2024	51
2025	39
2026 and thereafter	108
Total future minimum lease payments	$498
Less: Interest	(45)
Total	$453
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2020, and 2019 is as follows:

	2020	2019
	(in millions)
Equipment on operating leases	$2,442	$2,212
Accumulated depreciation	(464)	(355)
Net equipment on operating leases	$1,978	$1,857
Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $266 million, $250 million and $256 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$272
2022	173
2023	90
2024	34
2025	12
2026 and thereafter	1
Total undiscounted lease payments	$582

Leases	Leases
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For the leases the Company recognized, on a straight-line basis over the lease term, lease expense of $16 million and $17 million and for the year ended December 31, 2020 and 2019, respectively.
For the year ended December 31, 2020 and 2019, the Company incurred operating lease expenses of $148 million and $162 million, respectively.
At December 31, 2020 and 2019, the Company has recorded approximately $454 million and $450 million of a right-of-use asset, respectively, and $453 million and $449 million of lease liability included in Other Assets and Other Liabilities, respectively. At December 31, 2020 and 2019 the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.6 years and 3.0%, and 6.9 years and 3.4%, respectively.
During the year ended December 31, 2020 and 2019, leased assets obtained in exchange for operating lease obligations were $131 million and $117 million, respectively. During the year ended December 31, 2020 and 2019, operating cash outflow for amounts included in the measurement of operating lease obligations was $148 million and $162 million, respectively.

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases	($ million)
2021	$133
2022	98
2023	69
2024	51
2025	39
2026 and thereafter	108
Total future minimum lease payments	$498
Less: Interest	(45)
Total	$453
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
A summary of equipment on operating leases as of December 31, 2020, and 2019 is as follows:

	2020	2019
	(in millions)
Equipment on operating leases	$2,442	$2,212
Accumulated depreciation	(464)	(355)
Net equipment on operating leases	$1,978	$1,857
Depreciation expense on equipment on operating leases is recorded in "Other, net" and amounted to $266 million, $250 million and $256 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$272
2022	173
2023	90
2024	34
2025	12
2026 and thereafter	1
Total undiscounted lease payments	$582